Summary of Stock Option Activity (Details)	12 Months Ended
Jul. 31, 2022 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Ending Balance	2,947,405
2011 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Beginning Balance	3,111,642
Weighted Average Exercise Price, Outstanding Beginning Balance | $ / shares	$ 3.27
Options, Granted	748,400
Weighted Average Exercise Price, Granted | $ / shares	$ 0.90
Options, Exercised	(130,000)
Weighted Average Exercise Price, Exercised | $ / shares	$ 1.56
Options, Forfeited/Cancelled	(782,637)
Weighted Average Exercise Price, Forfeited/Cancelled | $ / shares	$ 3.80
Options Outstanding, Ending Balance	2,947,405
Weighted Average Exercise Price, Outstanding Ending Balance | $ / shares	$ 2.61
Weighted Average Remaining Contract, Outstanding Ending Balance	8 years 7 months 6 days
Aggregate Intrinsic Value Outstanding Ending Balance | $
Options Outstanding, Ending Balance	2,170,263
Weighted Average Exercise Price, Outstanding Ending Balance | $ / shares	$ 2.91
Weighted Average Remaining Contract, Outstanding Ending Balance	8 years 3 months 18 days
Aggregate Intrinsic Value Exercisable Ending Balance | $